INVESTMENT PROPERTY - Movement of investment property (Details) - EUR (€) € in Millions		6 Months Ended
	Feb. 23, 2024	Jun. 28, 2024
Reconciliation of changes in investment property [abstract]
Investment property at beginning of period		€ 0
Acquisition of CCBPI	€ 46	46
Transfers from property, plant and equipment	€ 33	33
Currency translation adjustments		(3)
Investment property at end of period		€ 76